Organization and principal activities - Schedule of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 89,850		¥ 162,855		$ 13,083
Accounts receivable, net	76,742		49,231		11,175
Amounts due from related parties	9,379		11,726		1,366
Inventories, net	81,052		109,921		11,802
Prepayments and other current assets	79,359		116,738		11,556
Property and equipment, net	5,492		7,779		800
Intangible assets	21,594		25,544		3,144
Operating lease right-of-use assets	22,354		38,567		3,255
Goodwill	0		40,684	¥ 40,184
Long-term investments	75,607		82,319		11,010
Other non-current asset	6,586		4,861		959
Total assets	540,800		778,309		78,748
Short-term borrowings	86,261		161,126		12,561
Accounts payable	56,022		94,224		8,157
Amounts due to related parties, current	471		219		69
Salary and welfare payable	6,890		6,871		1,003
Accrued liabilities and other current liabilities	22,104		27,324		3,219
Contract liabilities	4,471		7,007		651
Operating lease liabilities, current	9,220		10,001		1,343
Operating lease liabilities, non-current	12,741		28,197		1,855
Other debts, non-current	102,827		181,062		14,973
Total liabilities	315,849		529,964		$ 45,992
Net revenues:
Total revenues	1,092,094	$ 159,021	1,186,429	1,010,985
Cost of revenues:
Total cost of revenue	(858,608)	(125,023)	(943,698)	(823,686)
Gross profit	233,486	33,998	242,731	187,299
Operating expenses:
Impairment of goodwill	(40,684)	(5,900)
Other income, net	286	42	280	1,067
Profit/(Loss) from operations	(103,768)	(15,110)	(138,249)	(205,995)
Income tax benefits/(expenses)	(911)	(133)	(1,571)	(871)
Share of results of equity investees	(82)	(12)	418	(696)
Net profit/(loss)	(105,976)	(15,431)	(132,823)	(193,216)
Cash flows from operating activities:
Net cash generated from/ (used in) operating activities	(54,069)	(7,873)	(147,504)	(247,486)
Cash flows from investing activities:
Net cash used in investing activities	46,496	6,770	21,147	(184,417)
Cash flows from financing activities:
Net cash generated from/ (used in) financing activities	(76,656)	$ (11,161)	1,995	648,491
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	15,522		20,567
Accounts receivable, net	33,172		31,435
Amounts due from related parties	6,770		11,726
Inventories, net	27,894		16,014
Prepayments and other current assets	48,291		57,107
Inter-company receivables	83,700		16,535
Property and equipment, net	4,661		6,715
Intangible assets	101		507
Operating lease right-of-use assets	22,305		35,688
Goodwill			994
Long-term investments	75,505		81,649
Other non-current asset	5,219		3,389
Total assets	323,140		282,326
Short-term borrowings	363		872
Accounts payable	13,459		55,144
Amounts due to related parties, current	21		4
Salary and welfare payable	5,573		5,597
Accrued liabilities and other current liabilities	15,712		24,417
Contract liabilities	4,471		7,007
Operating lease liabilities, current	9,207		7,238
Inter-company payables	1,095,452		945,960
Operating lease liabilities, non-current	12,741		28,197
Other debts, non-current	75,481		157,874
Total liabilities	1,232,480		1,232,310
Net revenues:
Total revenues	872,615		933,459	783,892
Cost of revenues:
Total cost of revenue	(616,328)		(711,246)	(670,319)
Gross profit	256,287		222,213	113,573
Operating expenses:
Total operating expenses	(237,893)		(288,291)	(262,208)
Impairment of goodwill	(994)
Other income, net	158		98	1,011
Profit/(Loss) from operations	17,558		(65,980)	(147,624)
Non-operating expense	(29)		(20,680)	(18,162)
Profit/(Loss) before income tax expenses	17,529		(86,660)	(165,786)
Income tax benefits/(expenses)	21		681	(20)
Share of results of equity investees	(82)		418	(696)
Net profit/(loss)	17,468		(85,561)	(166,502)
Cash flows from operating activities:
Net cash provided by transactions with external parties	471,991		526,201	419,767
Net cash used in transactions with the Company's entities	(449,155)		(329,325)	(331,064)
Net cash generated from/ (used in) operating activities	22,836		196,876	88,703
Cash flows from investing activities:
Other investing activities	(9,638)		(18,482)	(31,972)
Cash flows of loan funding provided to the Company's entities, net of repayments received			6,294	(5,242)
Net cash used in investing activities	(9,638)		(12,188)	(37,214)
Cash flows from financing activities:
Other financing activities	(88,469)		(273,906)	(112,151)
Cash flows of loan funding received from the Company's entities, net of repayments made	69,204		91,794	41,717
Net cash generated from/ (used in) financing activities	(19,265)		(182,112)	(70,434)
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member] | Third-party [Member]
Net revenues:
Total revenues	786,152		877,380	735,518
Cost of revenues:
Total cost of revenue	(81,810)		(160,661)	(372,475)
Operating expenses:
Third-party operating expenses	(237,852)		(288,291)	(254,951)
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member] | Inter-company [Member]
Net revenues:
Total revenues	86,463		56,079	48,374
Cost of revenues:
Total cost of revenue	(534,518)		¥ (550,585)	(297,844)
Operating expenses:
Inter-company operating expenses	¥ (41)			¥ (7,257)